PROPERTIES - 2014 Acquisition (Narrative) (Detail 2) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Facility	Dec. 31, 2015 Facility	Jul. 01, 2014 Facility Bed	Dec. 31, 2013 USD ($)
Real Estate Properties [Line Items]
Revenue attributable to the acquisitions	$ 3.2
Net income attributable to the acquisitions	1.2
Acquisition related expenses	$ 3.9			$ 0.2
Number of facilities transitioned | Facility	2	4
SNFs West Virginia Facility Bed
Real Estate Properties [Line Items]
Number of facilities transitioned | Facility			2
Number of beds | Bed			150
Provision for uncollectible straight-line rent receivable	$ 0.8
Period of master lease agreement	12 years